Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129664
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	5.82%		5.13%
Without Sales Load [Member] | C000129665
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	5.56%		4.85%
Without Sales Load [Member] | C000169043
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	6.00%	6.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.97%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	5.80%		5.23%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	5.80%		5.23%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	5.80%	6.48%